SHARE-BASED COMPENSATION PROGRAMS - Fair Value Stock Option Assumptions (Details) - Parent - EQH Shares - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	2.59%
Expected volatility	0.00%	0.00%	26.00%
Risk-free interest rates	0.00%	0.00%	1.19%
Expected life in years	0 years		6 years
Weighted average fair value per option at grant date (in dollars per share)	$ 0	$ 0	$ 4.37
Stock options granted (in shares)	0	0